7. Other Income and Expenses - Net	12 Months Ended
Dec. 31, 2019
Other Income And Expenses
Other Income and Expenses - Net

7.          Other income and expenses - net

Other income and expenses, net mainly comprises foreign exchange gains of €251 (2018: €1,523, 2017: losses of €7). Income from government grants for research and development projects amounted to €19 in 2019, €10 in 2018 and €195 in 2017.